Investments in associates and joint ventures - Movement of investments in associates and joint ventures (Details) - COP ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	$ 3,174,628	$ 3,245,072	$ 3,245,072
Profit or loss	115,236	61,965	76,336
Share of other comprehensive income	124,532		(2,923)
Dividends declared	(99,299)		(157,682)
Impairment reversal (loss)			(66,512)
Transfers	(3,481)
Foreign currency translation			80,337
Closing balance	3,311,616		3,174,628
Joint ventures
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	1,383,379	1,418,315	1,418,315
Profit or loss	24,919		(38,443)
Share of other comprehensive income	124,044
Dividends declared	(15,000)		(9,017)
Impairment reversal (loss)			(69,041)
Transfers	(3,481)
Foreign currency translation			81,565
Closing balance	1,513,861		1,383,379
Associates
Disclosure of Investments in associates and joint ventures [Line Items]
Opening balance	1,791,249	$ 1,826,757	1,826,757
Profit or loss	90,317		114,779
Share of other comprehensive income	488		(2,923)
Dividends declared	(84,299)		(148,665)
Impairment reversal (loss)			2,529
Transfers	0
Foreign currency translation			(1,228)
Closing balance	$ 1,797,755		$ 1,791,249